Lease Arrangements - Summary of Lease Liabilities (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 TWD ($)
Lease liabilities [abstract]
Current	$ 969,441	$ 30,903	$ 986,489
Non-current	$ 7,878,666	$ 251,153	$ 6,825,534